Long-Term Debt, textuals (Details)	1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2020 USD ($)	Jul. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Cash liquidity				$ 26,363,000	$ 10,493,000	$ 6,444,000
Interest expense				651,000	11,520,000	13,843,000
Discount premium amortization				$ 0	$ 8,990,000	6,010,000
Nordea Bank Abp [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral				Secured by first priority mortgages over the financed tanker vessels, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers undertakings
Debt Instrument, Covenant Description				The loan agreement requires a minimum hull value of the financed vessels, imposes restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, includes customary financial covenants and requires minimum cash liquidity of $7,000 at all times during the facility period plus $1,000 per additional tanker vessel acquired.
Covenant compliance				As at December 31, 2019, the Company was in compliance with all of its loan covenants
Weighted average interest rate				4.68%
Nordea Bank Abp [Member] | Secured Debt [Member] | The Initial Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Jul. 24, 2019
Number Of Subsidiaries, Entered Into Loan Agreement				2
Debt Instrument, Face Amount				$ 33,000,000
Debt Instrument, Description				partially finance the acquisition cost of the tanker vessels "Blue Moon" and "Briolette"
Arrangement fee				$ 330,000
Commitment fee percentage				0.9625%
Nordea Bank Abp [Member] | Secured Debt [Member] | The Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Dec. 23, 2019
Number Of Subsidiaries, Entered Into Loan Agreement				3
Debt Instrument, Face Amount				$ 47,000,000
Debt Instrument, Description				additional finance of up to $14,000 for the acquisition of the tanker vessel "P. Fos" (ex "Virgo Sun")
Nordea Bank Abp [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash liquidity				$ 7,000,000
Nordea Bank Abp [Member] | Secured Debt [Member] | Blue Moon Tranche [Member] | The Initial Borrowers [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Secured Debt		$ 16,500,000
Debt Instrument, Number of Installments				20
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment Principal				$ 518,600
Debt Instrument, Balloon Payment				$ 6,128,000
Debt Instrument, Maturity Date				Jul. 30, 2024
Debt Instrument, Variable rate basis				LIBOR plus a margin
Loan margin percentage				2.75%
Nordea Bank Abp [Member] | Secured Debt [Member] | Briolette Tranche [Member] | The Initial Borrowers [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Secured Debt			$ 16,500,000
Debt Instrument, Number of Installments				19
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment Principal				$ 566,200
Debt Instrument, Balloon Payment				$ 5,742,200
Debt Instrument, Maturity Date				Jul. 30, 2024
Debt Instrument, Variable rate basis				LIBOR plus a margin
Loan margin percentage				2.75%
Nordea Bank Abp [Member] | Per additional tanker vessel acquired [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Cash liquidity				$ 1,000,000
Addiewell LTD [Member]
Debt Instrument [Line Items]
Weighted average interest rate					6.00%
Nordea Abp, Addiewell, RBS [Member]
Debt Instrument [Line Items]
Interest expense				416,000	$ 247,000	3,773,000
Discount premium amortization				0	6,282,000	3,718,000
Commitment fees				55,000	0	$ 0
Accrued interest				$ 8,000	$ 0
P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Nordea Bank Abp [Member] | Secured Debt [Member] | Subsequent Event [Member] | The Borrowers [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Secured Debt	$ 14,000,000